ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

ChinaEdu Corporation (the "Company") was incorporated in the Cayman Islands on September 6, 1999. The Company, its subsidiaries, and its variable interest entity ("VIE") and VIE's subsidiaries are collectively referred to hereinafter as the "Group". The Group principally operates online degree programs, which provide services to universities through joint venture contracts entered into by the Company's subsidiaries, online tutoring programs, private primary and secondary schools and international and elite curriculum programs in the People's Republic of China (the "PRC").

A summary of the Company's subsidiaries and its VIE and its VIE's subsidiaries as of December 31, 2011 was as follows:

	Date of incorporation	Percentage of
Name	or acquisition	legal ownership	Place of incorporation

Subsidiaries of the Company:

CMR Web-learning Co., Ltd. ("CMR Web")	July 29, 1999	70%	PRC

Hongcheng Technology Development Co., Ltd. ("Hongcheng Technology")	July 31, 2000	100%	PRC

Beijing Xuezhi Times Education Science Co., Ltd. ("Beijing Xuezhi")	October 18, 2001	100%	PRC

Zhong Nongda Networks Development Co., Ltd. ("Zhongnongda Networks")	October 30, 2001	55%	PRC

Beijing Hongcheng Liye Technology Co., Ltd. ("Hongcheng Liye")	April 15, 2003	100%	PRC

Dalian Dongcai Technology Co., Ltd. ("Dongcai")	June 4, 2003	70%	PRC

Beijing WITT Education Consultant Management Co., Ltd. ("WITT Education")	July 4, 2003	100%	PRC

BJ-WITT EDU MAN. LTD. ("BJ-WITT")	July 4, 2003	100%	BVI

Chongqing Chongda Yuanxing Co., Ltd. ("Chongda")	December 24, 2003	51%	PRC

Beijing BCIT Science and Education Management Consulting Limited ("Beijing BCIT")	January 13, 2005	100%	PRC

Beijing Gotop Education Co., Ltd. ("Gotop Hongcheng")	December 26, 2005	100%	PRC

Beijing BCIT Science and Education Management Consulting Limited ("BJ-BCIT")	February 10, 2006	100%	BVI

Beijing Distance Education Technology Co., Ltd. ("Yuancheng Education")	March 31, 2006	100%	PRC

Tianjin Gaotuo Hongcheng Education Technology Co., Ltd. ("Tianjin Gaotuo Hongcheng")	June 26, 2006	100%	PRC

Beijing Beiyuda Education Technology Co., Ltd. ("Beiyuda")	September 26, 2006	51%	PRC

Beijing Mingdaoyuan Technology Co., Ltd. ("Beijing Mingdao")	March 27, 2007	51%	PRC

Shanghai Shangcai Education Technology Co., Ltd. ("Shanghai Shangcai")	April 18, 2008	51%	PRC

Dongcai Online Training Center ("Dongcai Online")	July 10, 2008	70%	PRC

Beijing Zhonglin Technology Co., Ltd. ("Zhonglin")	November 3, 2008	51%	PRC

	Date of incorporation	Percentage of
Name	or acquisition	legal ownership	Place of incorporation

Guangxi Hongcheng Times Technology Development Co., Ltd. ("Guangxi Hongcheng")	February 10, 2009	51%	PRC

Fuzhou Haojiaoshi Distance Education Service Co., Ltd. ("Fuzhou Good Teacher")	December 7, 2009	51%	PRC

Beijing Hongcheng Xueyuan Technology Co., Ltd. ("Hongcheng Xueyuan")	October 31, 2010	100%	PRC

Nanning Hongcheng Xueyuan Technology Development Co., Ltd ("Nanning Hongcheng Xueyuan ")	October 31, 2010	51%	PRC

Hangzhou Hongcheng Education Training Service Co., Ltd ("Hangzhou Hongcheng Xueyuan")	October 31, 2010	60%	PRC

Guangzhou Hongcheng Huixing Education Technology Co., Ltd. ("Guangzhou Hongcheng")	January 4, 2011	80%	PRC

Beijing Haidian District New Door Trainning School ("Haidian Trainning School ")	April 7, 2011	55%	PRC

Zhejiang Hongcheng Education Technology Co., Ltd. ("Zhejiang Hongcheng")	June 30, 2011	51%	PRC

VIE of the Company:

Beijing Hongcheng Education Technology Co., Ltd. ("Hongcheng Education")	March 7, 2005	N/A	PRC

Subsidiaries of VIE:

Beijing Gotop Electronic Science Co., Ltd. ("Gotop Electronic") (1)	November 29, 1995	N/A	PRC

Xiandai Xingye Network Technology Co., Ltd. ("Xiandai Technology") (1)	November 7, 2000	N/A	PRC

Pingdingshan Wellent Bilingual School ("Pingdingshan") (1)	September 3, 2002	N/A	PRC

Anqing Foreign Language Middle School ("Anqing Foreign Language") (1)	August 2, 2004	N/A	PRC

Jingzhou Tianchang Investment Co., Ltd. ("Tianchang") (2)	September 6, 2005	N/A	PRC

Jingzhou Middle School South Campus ("South Campus") (3)	December 28, 2005	N/A	PRC

Beijing Hongcheng YoYo Technology Co., Ltd. ("Hongcheng YoYo") (1)	November 3, 2009	N/A	PRC

Anqing Daguan Hongcheng Anwai Training Centre ("Anqing Daguan") (1)	April 15, 2010	N/A	PRC

Pingdingshan Hongcheng Education Training Centre ("Pingdingshan Training Centre") (1)	August 11, 2010	N/A	PRC

Hongyuanboxue Technology Co., Ltd ("Hongyuanboxue") (4)	August 24, 2010	N/A	PRC

Beijing Xicheng District Hongcheng Training School ("Xicheng Training School") (1)	January 6, 2011	N/A	PRC

(1)	Wholly owned subsidiary of Hongcheng Education (VIE of the Company)
(2)	72.5% of its equity is held by Hongcheng Education (VIE of the Company)
(3)	54% of its equity is held by Hongcheng Education (VIE of the Company)
(4)	55% of its equity is held by Hongcheng Education (VIE of the Company) and 45% of its equity is held by Hongcheng Technology (Wholly owned subsidiary of the Company).

The VIE arrangements

PRC regulations currently limit foreign ownership of entities providing internet content and engaging in primary and junior high school education. To comply with PRC laws and regulations, the Group provides online tutoring programs and primary and secondary schools in the PRC through its VIE and its VIE's subsidiaries.

The Group established Xiandai Technonogy and Hongcheng Education, the VIEs, through a series of contractual arrangements with designated equity owners who are PRC citizens and legally own the VIEs. In September 2009, the equity interests of Xiandai Technology were transferred to Hongcheng Education. Accordingly, Xiandai Technology became a wholly owned subsidiary of Hongcheng Education. As a result, the related contractual arrangements with Xiandai Technology were terminated, and Hongcheng Education became the only VIE of the Group.

To provide the Group the ability to control and receive the majority of the expected residual returns of the VIE and its subsidiaries, the Group entered into a series of contractual arrangements described below with the VIE, and its nominee shareholders in 2005.

•	Agreements that transfer economic benefits to Hongcheng Technology

Exclusive Technical Consulting and Services Agreement

Pursuant to the exclusive technology consulting and service agreements between Hongcheng Technology and the VIE, the Group has the exclusive right to provide to the VIE technology consulting and services related to courseware and product development services, website design services, maintenance and security services, employee training services and any other services that may be agreed upon by the parties. As a consideration for these services, the Group charges VIE a service fee, which represents substantially all of its net income. The terms of the exclusive technical consulting and services agreement are ten years unless Hongcheng Technology sends a notice of termination in writing prior to the expiration, the agreement shall automatically be renewed for an additional term of ten years.

Call Option Agreements

Hongcheng Technology entered into call option agreements with the nominee shareholders. Pursuant to these agreements, Hongcheng Technology were granted irrevocable options to purchase all of the nominee shareholders' equity interests in VIE at the lowest price permitted under applicable Chinese laws. The agreement shall terminate after all the equity subject to the call option agreement has been transferred to Hongcheng Technology and/or any other entity or individual designated by Hongcheng Technology in accordance with the provisions contained herein.

•	Agreements that provide Hongcheng Technology effective control over VIE

Loan Agreements

The Group provided an interest-free loan of RMB54,200 to the nominee shareholders to fund the registered capital requirements of VIE. Proceeds from the loans are to be used solely for the investments in VIE. The loans can only be repaid by a transfer of the equity ownership interest in VIE to the Group. The terms of the loan is 20 years and may be extended with the consent of the Company and the nominee shareholders. To the extent permitted under PRC Law, the loan may be repaid only by the transfer by the nominee shareholders of their equity interests in the VIE to the Company or its designee.

Shareholder Voting Rights Entrustment Agreements

In connection with the loan agreements described above, Hongcheng Technology entered into shareholder voting rights entrustment agreements with the nominee shareholders. Pursuant to these agreements, the nominee shareholders irrevocably entrusted Hongcheng Technology with the right to act as their proxy and vote for all of their shares in VIE. The agreement will remain effective as long as the nominee shareholders remain shareholders of Hongcheng Education.

Equity Pledge Agreements and Powers of Attorney

As a security for the nominee shareholders' obligations under the call option agreements and shareholder voting rights entrustment agreements with Hongcheng Technology and Hongcheng Education's obligations under the technical consulting and services agreement with Hongcheng Technology, Hongcheng Education entered into equity pledge agreements with the nominee shareholders to pledge all of their equity interests in Hongcheng Education and all distributions arising from such interests to Hongcheng Technology. The nominee shareholders also irrevocably appointed Hongcheng Technology as their attorney-in-fact and authorized Hongcheng Technology to take all actions on their behalf that are deemed appropriate by Hongcheng Technology. The agreement shall have its valid term until the full performance of the exclusive technical consulting and services agreement or the full repayment of above loan.

These agreements allow the Company to effectively control Hongcheng Education and derive substantially all of the economic benefits from it. Accordingly, the Group treats Hongcheng Education as a VIE and because the Group is the primary beneficiary of Hongcheng Education, the Group has consolidated the financial results of Hongcheng Education since its inception.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for VIE. The amendments effectively replace the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity's economic performance. The new guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement. The Group adopted the new guidance on January 1, 2010 and the disclosure requirements of the new guidance were retrospectively applied for all the periods presented in this financial statements.

The Company had consolidated Hongcheng Education, the VIE, under the authoritative literature prior to the amendment discussed above because it was the primary beneficiary of those entities. Because the Company, through its wholly owned subsidiary, Hongcheng Technology, has (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the right to receive benefits from the VIE, it continues to consolidate the VIE upon the adoption of the new guidance which therefore, other than for additional disclosures, has no accounting impact.

Risks in relation to the VIE structure

The Group believes that Hongcheng Technology's contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. The nominee shareholders of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example, by influencing the VIE not to pay the service fees when required to do so.

The Group's ability to control the VIE also depends on the power of attorney Hongcheng Technology has to vote on all matters requiring shareholder approval in the VIE. As noted above, the Group believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and

•	revoke the business and operating licenses of our PRC subsidiaries or VIE;
•	restrict the rights to collect revenues from any of our PRC subsidiaries;
•	discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or VIE;
•	require our PRC subsidiaries or VIE to restructure the relevant ownership structure or operations;
•	take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or
•	impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Group's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE.

The following consolidated financial information of the Group's VIE and its subsidiaries, before intercompany balance elimination, was included in the accompanying consolidation financial statements:

	As of December 31,
	2010	2011
	RMB	RMB

Total assets	244,106	250,567
Total liabilities	191,589	203,827

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net revenue	66,410	83,620	95,880
Net loss	(1,125)	(2,932)	(6,131)

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net cash provided by operating activities	50,151	19,057	16,487
Net cash used in investing activities	(47,412)	(16,884)	(19,656)
Net cash provided by (used in) financial activities	-	4,500	(1,479)